SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Change in the functional currency

3.1.1.Change in the functional currency

Due to the merger with Fibria, the Company had several changes in the structure, activities and operations during the year of 2019 that led management to conclude that they needed to reassess the functional currency of its subsidiaries whose functional currency was different from Brazilian Reais.

Those facts resulted in the corporate reorganization, as well as, it has impacted how management conducted the Company's business in order to achieve the alignment between the cultures of the two Companies, the unification of processes, operating, systems, tax strategies and synergy gains arising from the business combination. In this process some of Company’s wholly-owned subsidiaries were considered an extension of the activities of the parent company.

These circumstances collectively justify the change in the functional currency to Brazilian Real and they have occurred gradually during 2019, therefore it was not practicable to determine the date of the change at a precise point during the reporting period. Thus, the Company changed the functional currency of those wholly-owned subsidiaries as of January 1, 2020.

The cumulative translation adjustment (“CTA”) arising from the translation of a foreign operation previously recognized in other comprehensive income will not be reclassified from equity to profit or loss until the disposal of the operations. The total or partial disposal of interest in wholly-owned subsidiaries occurs through sale or dissolution, of all or part of operation.

Therefore, the financial statements of foreign subsidiaries, whose functional currency are different from Brazilian Reais, were translated using the criteria established below:

(i)	assets and liabilities are translated at the exchange rate in effect at period end;
(ii)	revenues and expenses are translated based on the monthly average rate;
(iii)	the cumulative effects of gains or losses upon translation are recognized as accumulated foreign currency translation adjustments component of other comprehensive income.

And as from January 1, 2020, the financial statements of foreign subsidiaries, whose functional currency became the Brazilian Real, are converted using the criteria established below:

(iv)	monetary assets and liabilities are translated at the exchange rate in effect at period-end;
(v)	non-monetary assets and liabilities are translated at the historical rate of the transaction;
(vi)	revenues and expenses are translated based on monthly average rate;
(vii)	the cumulative effects of gains or losses on the conversion of the above items are recorded in the financial result of the year.

Business combination - IFRS 3

3.1.2.Business combination – IFRS 3

This pronouncement was amended and clarifies definition of a “business”. It is also permitted a simplified assessment of whether an acquired set of activities and assets is a group of assets rather than a business. The Company assessed the content of this pronouncement and did not identify any impacts.

Presentation of financial statements - IAS 1 and Accounting policies, changes in accounting estimates and errors - IAS 8

3.1.3.Presentation of financial statements – IAS 1 and Accounting policies, changes in accounting estimates and errors – IAS 8

This pronouncement was amended and clarifies definition of a “material” and how it should be applied by (i) including in the definition guidance that until now has featured elsewhere in IFRS Standards, (ii) improving the explanations accompanying the definition and, (iii) ensuring that the definition of material is consistent across all IFRS Standards. The Company assessed the content of this pronouncement and did not identify any impacts.

Conceptual framework for financial reporting

3.1.4.Conceptual framework for financial reporting

This pronouncement was changed and includes new concepts on the presentation, measurement and disclosure of the financial statements, the main highlights being:

(i)	the objective of the financial report;
(ii)	the qualitative characteristics of useful financial information;
(iii)	the description of the reporting entity and its limit;
(iv)	definitions of assets, liabilities, equity, income and expenses;
(v)	criteria for the inclusion of assets and liabilities in the financial statements (recognition) and guidance on when to remove them (derecognition);
(vi)	measurement bases and guidance on when to use them;
(vii)	concepts and guidelines on presentation and disclosure.

These changes help to ensure that accounting standards are conceptually consistent and that similar transactions are treated in the same way, in order to provide useful information for investors and creditors.

The Company assessed the content of this pronouncement and did not identify any impacts.

Lease - IFRS 16

3.1.5.Lease – IFRS 16

This pronouncement was changed as a result of benefits related to COVID-19 granted to lessee under lease agreements. The Company assessed the content of this pronouncement and did not identify any impacts, for the clauses of the current lease agreements remained unchanged.

Interest rate reform - IAS 39 / IFRS 7 and IFRS 9 - Phase I (Applicable on/or after January 1, 2020)

3.1.6.Interest rate reform – IAS 39 / IFRS 7 and IFRS 9 - Phase 1 (Applicable on/or after January 1, 2020)

These pronouncements were amended by the IASB in response to the ongoing reform of the Interbank offered rates (“Ibor”) and other reference interest rates, issuing a package of amendments to IFRS standards. According to the IASB, the changes are aimed at helping companies to provide investors with useful information about the effects of the reform on its financial statements.

The changes made by the IASB, in 2020, complement the issued in 2019 and considers the effects, in the financial statements, when a company substitutes, as a result of the reform, the old reference interest rate with an alternative.

The adoption of this pronouncement is divided into 2 (two) phases, being:

(i)Phase 1: the changes to this phase were issued in September 2019 and provided temporary exemptions from the application of specific hedge accounting requirements for relationships affected by uncertainties that arise as a result of the IBOR reform (exemptions from Phase 1). The Company assessed the amendments and did not identify any impacts; and

(ii)Phase 2: the changes to this phase were issued in August 2020 and can be summarized as follows: changes in contractual cash flows, hedge accounting requirements and disclosures (Note 3.3.1).

Consolidated financial statements

3.2.1.Consolidated financial statements

The consolidated financial statements were prepared based on the information of Suzano and its subsidiaries in the year ended December 31, 2020, as well as in accordance with consistent accounting practices and policies, except to Futuragene PLC, which period end is November 30, 2020, however, has no material impact in the consolidated financial statements, and if there is any significant event up to December 31, 2020, it is adjusted in the consolidated financial statement. The Company consolidates all subsidiaries over which it has direct or indirect control, that is, when it is exposed or has rights to variable returns on its investment with the investee and has the capacity and ability to direct the relevant activities of the investee and has the ability to direct the investee's relevant activities.

Additionally, all transactions and balances between Suzano and its subsidiaries, associates and joint ventures are eliminated in the consolidated financial statements, as well as unrealized gains or losses arising from these transactions, net of tax effects. Non-controlling interest is highlighted.

Subsidiaries

3.2.2.Subsidiaries

These all entities over which the Company has the power to govern the financial and operating policies of the entity, generally through a majority voting rights. The Company controls an entity when the Company is exposed to, or has rights to, variable returns on its investment with the investee and has the ability to affect those returns through its power over the entity.

Subsidiaries are consolidated from the date on which control is obtained and de-consolidated from the date that control ceases.

Joint operations

3.2.3.Joint operations

These are all entities in which the Company maintains the contractually established control over its economic activity and exists only when the strategic, financial and operational decisions regarding the activity require the unanimous consent of the parties sharing the control.

In the consolidated financial statements, the balance of assets, liabilities, revenues and expenses are recognized proportionally to the interest in joint operation.

Associated and joint ventures

3.2.4.Associated and joint ventures

These are all entities are initially recognized at cost and adjusted thereafter for the equity method, being increased or reduced from its interest in the investee's income after the acquisition date.

In the investments in associates, the Company must have significant influence, which is the power to participate in the financial and operating policy decisions of the investee, without having its control or joint control of those policies. In investments in joint ventures there is a contractually agreed sharing of control through an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

In the consolidated financial statements, the balance of assets, liabilities, revenues and expenses are eliminated, as well as unrealized gains and losses and investments in these entities and their respective equity accounting results.

In relation to associates Ensyn and Spinnova, which period end is November 30, 2020 for their financial statements, they have no material impact in the consolidated financial statement and, if any significant event had occurred until December 31, 2020, it would be adjusted in the consolidated financial statement.

Translation of financial statements to functional and presentation currency

3.2.5.Translation of financial statements to functional and presentation currency

The Company defined that for all its wholly owned subsidiaries, the functional and presentation currency is the Real. Except for investments in associates abroad related to Ensyn Corporation, F&E Technologies LLC and Spinnova OY, the functional currencies are different from the Real, whose accumulated gain or loss effects on the conversion of financial statements, are recorded in other comprehensive income, in equity.

The individual financial statements of each foreign subsidiaries included in the consolidated financial statement, are prepared in accordance with local currency of the subsidiary operates and translated into Company’s functional and presentation currency.

Transactions and balances in foreign currency

3.2.5.1.Transactions and balances in foreign currency

These are translated using the following criteria:

(i)monetary assets and liabilities are translated at the exchange rate in effect at year-end;

(ii)non-monetary assets and liabilities are translated at the historical rate of the transaction;

(iii)revenues and expenses are translated based on monthly average rate; and

(iv)the cumulative effects of gains or losses upon translation are recognized in the other comprehensive income.

Hyperinflationary economies

3.2.6.Hyperinflationary economies

Entities based in Argentina, a country considered to have a hyperinflationary economy, are subject to the requirements of IAS 29 - Financial Reporting in Hyperinflationary Economies.

Non-monetary items, as well as incomes and expenses, are adjusted by the changes in the inflation index between the initial recognition and the closing date, so that the balances are stated at current value.

However, the Company's wholly-owned subsidiary based in Argentina, the functional currency has been the Real since January 1, 2020, as disclosed in note 3.2.7.1 of the financial statements ended on December 31, 2019, therefore it is no longer an entity with hyperinflationary currency and discontinued the preparation and presentation of its individual financial statement in accordance with IAS 29 - Financial Reporting in Hyperinflationary Economies.

The amounts in the financial statements on that date were considered as historical cost, being the basis of the book values of the subsequent financial statements, that is, the updated values are the cost bases of the non-monetary items in the subsequent financial statements, being subject to the requirements of the note 3.2.7.1 above disclosed.

Business combinations

3.2.7.Business combinations

These are accounted for using the acquisition method when control is transferred to acquirer. The cost of an acquisition is the sum of the consideration paid, evaluated based on the fair value at acquisition date, and the amount of any non-controlling interests in the acquire. For each business combination, the Company recognizes any non-controlling interest in the acquire either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s net assets. The costs directly attributable to the acquisition are recorded as expense when incurred, except for costs related to the issuance of debt instruments or equity instruments, which are presented as debt reduction or equity, respectively.

In a business combination, assets acquired and liabilities assumed are evaluate in order to classify and allocate them assessing the terms of the agreement, economic circumstances and other conditions at the acquisition date.

Goodwill is initially measured as the excess of the consideration paid over the fair value of the net assets acquired. After initial recognition, goodwill is measured at cost, net of any accumulated impairment losses. For purposes of impairment testing, the goodwill recognized in a business combination, as from the acquisition date, is allocated to each of the Company’s cash generating units.

Gains on an advantageous purchase are recognized immediately in the result. The borrowing costs are recorded in the income statement as incurred.

Contingent liabilities related to tax, civil and labor classified in the acquired company as possible and remote risk is recognized by the acquirer, at its fair values.

Transactions in the acquisition of shares with shared control over the net assets traded apply complementary guidance to IFRS 3 - Business Combination, IFRS 11 and IAS 28 – Investments in Associates and Joint Ventures. Based on the equity method, investment is initially recognized at cost. The carrying amount of the investment is adjusted for recognition of changes in the Company's share in the acquirer's Shareholders' equity as of the acquisition date. Goodwill is segregated from carrying amount of the investment. Other intangible assets identified in the transaction shall be allocated in proportion to the interest acquired by the Company, by the difference between the carrying amounts recorded in the acquired entity and its fair value assets, which may be amortized.

Segment information

3.2.8.Segment information

An operating segment is a component of the Company that carries out business activities from which it can obtain revenues and incur expenses. The operating segments reflect how the Company’s management reviews financial information to make decisions. The Company’s management has identified reportable segments, which meet the quantitative and qualitative disclosure requirements. The segments identified for disclosure represent mainly sales channels.

Cash and cash equivalents

3.2.9.Cash and cash equivalents

Include cash on hand, bank deposits and highly liquid short-term investments with maturities, upon acquisition, of 90 days or less, which are readily convertible into known amounts of cash and subject to insignificant risk of change in value. The investments classified in this group, due to their nature, are measured at fair value through the profit or loss.

Classification

3.2.10.1.Classification

Financial assets are classification based on the purpose for which the financial assets were acquired, as set forth below:

(i)financial assets at amortized cost;

(ii)financial assets at fair value through other comprehensive income;

(iii)financial assets at fair value through profit or loss.

Regular purchases and sales of financial assets are recognized on the trade date, it means, the date on which the Company commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred but only if Fibria has transferred substantially all risks and rewards of ownership.

Financial instruments measured at amortized cost

3.2.10.1.1.Financial instruments measured at amortized cost

Financial assets at amortized cost are financial assets held by the Company (i) in order to receive their contractual cash flow and not to sell to realization a profit or loss and (ii) whose contractual terms give rise, on specified dates, to cash flows that exclusively, payments of principal and interest on the principal amount outstanding. Any changes are recognized under financial income (expense) in income statement.

It includes the balance of cash and cash equivalents, trade accounts receivable and other assets.

Financial assets at fair value through other comprehensive income

3.2.10.1.2.Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income are financial assets held by the Company (i) either to receive their contractual cash flow as the for sale with realization of profit or loss and (ii) whose contractual terms give rise on specified dates, to cash flows constituting, exclusively, payments of principal and interest on the principal amount outstanding. In addition, investments in equity instruments where, on initial recognition, the Company elected to present subsequent changes in its fair value to other comprehensive income, are classified in this category. Any changes are recognized under net financial income (expense) in income statement, except for the fair value of investment in equity instruments, which are recognized in other comprehensive income.

This category includes the balance of other investments (Note 14).

Financial assets at fair value through profit or loss

3.2.10.1.3.Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are either designated in this category or not classified in any of the other categories. . Any changes are recognized under financial income (expense) in income statement for non-derivative financial instruments and for financial derivative instruments under income from derivative financial instruments.

This category includes the balance of marketable securities, financial assets at fair value through profit or loss are the balance of derivative financial instruments, including embedded derivatives, stock options and other securities.

Settlement of financial instruments

3.2.10.2.Settlement of financial instruments

Financial assets and liabilities are settled and the net amount is recorded in the balance sheet when there is a (i) legally enforceable right to settle the recognized amounts and (ii) there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously.

Financial instruments measured at amortized cost

3.2.10.3.1.Financial instruments measured at amortized cost

Annually, the Company assesses if there is evidence that a financial asset is impaired. A financial is impaired only if there is evidence of an impairment as a result of one or more events that occurred after the initial recognition of the asset and that loss event has an impact on the estimated future cash flows of the financial asset that can be reliably estimated.

The criteria that the Company uses to determine if there is evidence of an impairment loss include:

(i)significant financial difficulty of the issuer or debtor;

(ii)default or late interest or principal payments in the agreement;

(iii)where Company, for economic or legal reasons relating to the borrower's financial difficulty, grants to the borrower a concession that the lender would not otherwise receive;

(iv)it becomes probable that the borrower will enter bankruptcy or other financial reorganization;

(v)the disappearance of an active market for that financial asset because of financial difficulties;

(vi)observable data indicating that there is a measurable decrease in the estimated future cash flows from a portfolio of financial assets since the initial recognition of those assets, although the decrease cannot yet be identified with the individual financial assets in the portfolio.

The amount of an impairment loss is measured as the difference between the carrying amount of the asset and the present value of estimated future cash flows discounted at the financial asset's original effective interest rate. If the financial asset is impaired the carrying amount of the asset is reduced and a loss is recognized in the income statement.

In a subsequent measurement, if there is an improvement in  the asset rating, such as an improvement in the debtor's credit rating, the reversal of the previously recognized impairment loss is recognized in the income statement.

Financial assets at fair value through other comprehensive income

3.2.10.3.2.Financial assets at fair value through other comprehensive income

Annually, the Company evaluate if there is evidence that a financial asset is impaired.

For such financial assets, a significant or prolonged decrease in the fair value of the security below its cost is an evidence that the assets are impaired. If any such evidence exists, impairment loss is measured by the difference between the acquisition cost and the current fair value, less any loss previously recognized in other comprehensive income, shall be recognized in the income statement.

Derivative financial instruments and hedging activities

3.2.11.Derivative financial instruments and hedging activities

Derivatives financial instruments are recognized at fair value on the date the derivative agreement is entered into and are subsequently remeasured at fair value. Changes in fair value are recorded in under result of derivative financial instruments in the income statement.

Embedded derivatives in non-derivative main contracts are required to be separated when their risks and characteristics are not-closely related to those of main contracts and these are not measured at fair value through profit or loss.

Non-option embedded derivatives are separated from the main contracts in accordance with its stated or implied substantive terms, so that they have zero fair value on initial recognition.

Trade accounts receivables

3.2.12.Trade accounts receivables

These are recorded at the invoiced amount, in the normal course of the Company´s business, adjusted to exchange rate variation when denominated in foreign currency and, if applicable, net of expected credit losses.

The Company applies the aging-based provision matrix with the appropriate grouping of your portfolio. When necessary, based on individual analysis, the provision for expected loss is supplemented.

The Company adopts procedures and analysis to establish credit limits.

The Company examines on a monthly basis the maturity of receivables and identifies those customers with overdue balances assessing the specific situation of each client including the risk of loss, the existence of contracted insurance, letters of credit, collateral and the customer’s financial situation. In the event of default, collection attempts are made, which include direct contact with customers and collection through third parties. Should these efforts prove unsuccessful, court measures are considered and credit expected loss is recognized. The notes are written-off from the credit expected loss when Management considers that they are not recoverable after taking all appropriate measures to collect them.

Inventories

3.2.13.Inventories

These are evaluated at average acquisition or formation cost of finished products, net of recoverable taxes, not exceeding their net realizable value.

Finished products and work-in-process consist of raw materials, direct labor, production costs, freight, storage and general production expenses, which are related to the processes required to make the products available for sale.

Imports in transit are presented at the cost incurred until the balance sheet date.

The raw materials derived from biological assets are measured based on their fair value less cost to sell at the point of harvest and freight costs.

Provisions for obsolescence, adjustments to net realizable value, impaired items and slow-moving inventories are recorded when necessary. Usual production losses are recorded and are an integral part of the production cost of the respective month, whereas abnormal losses, if any, are recorded directly as cost of sales.

Non-current assets held for sale

3.2.14.Non-current assets held for sale

These are measured at carrying amount or fair value less costs to sell, whichever is lower, and are not depreciated or amortized. Such items are only classified under this account when the sale is highly probable and they are available for immediate sale under their current conditions.

Biological assets

3.2.15.Biological assets

The biological assets for production (mature and immature forests) are reforestation eucalyptus forests, with a formation cycle between planting until the harvest of approximately 7 (seven) years, measured at fair value. Depletion is measured by the amount of biological assets depleted (harvested) and measured at fair value less estimated costs to sell.

For the determination of the fair value, the income approach technique was applied using the discounted cash flow model, according to the projected productivity cycle for these assets. The assumptions used to measure the fair value are reviewed every six months, as the Company considers that this interval is sufficient so that there is no significant gap in the fair value balance of biological assets booked. Significant assumptions are presented in note 13.

The gain or loss on the assessment of fair value is recognized in the operating income (expenses), net.

Biological assets in formation under the age of 2 (two) years, accounted for at the formation cost and the areas of permanent environmental preservation, which are not recorded, and it is not included in the measurement at fair value, because it is not characterized as biological assets.

Property, plant and equipment

3.2.16.Property, plant and equipment

Stated at the cost of acquisition, formation, construction or dismantling, net of recoverable taxes. Such cost is deducted of accumulated depreciation and accumulated impairment losses, when incurred, at the highest of the value of use and sale, less cost to sell. The borrowing costs are capitalized as a component of construction in progress, pursuant to with IAS 23, considering the weighted average interest rate of the Company’s debt at the capitalization date.

Depreciation is recognized based on the estimated economic useful life of each asset on a straight-line basis. The estimated useful life, residual values and depreciation methods are annually reviewed and the effects of any changes in estimates are accounted for prospectively. Land is not depreciated.

The Company annually performs an analysis of impairment indicators of property, plant and equipment. An impairment for loss for property, plant and equipment, is only recognized if the related cash-generating unit is devalued. Such condition is also applied if the asset’s recoverable amount is less than it is carrying amount. The recoverable amount of asset or cash-generating unit is the highest of its value in use and its fair value less cost to sell.

The cost of major renovations is capitalized if the future economic benefits exceed the performance standard initially estimated for the asset and are depreciated over the remaining useful life of the related asset.

Repairs and maintenance are expensed when incurred.

Gains and losses on disposals of property, plant and equipment are measured by comparing the proceeds with the book value and are recognized as other operating income a (expense), net at the disposal date.

Leasing

3.2.17.Leasing

The Company adopted IFRS 16 as of January 1, 2019. This standard determines that lessees must recognize future liabilities in their liabilities and their right to use the leased asset for all lease agreements, with exemption allowed to short-term or low-value contracts. Short-term or low-value contracts for the exemption of the standard refers to contracts where the individual value of the assets is lower than U.S.$5 and maturity date is before 12 months, represented, mainly, by equipment of technology and vehicles. The Company adopted the standard using a modified retrospective approach that does not require the restatement of the comparative balances, before the leases were recognized under IAS 17 - Leases.

In adopting IFRS 16, the Company recognized the lease liabilities in relation to the agreements that meet the definition of lease, whose liabilities were measured at the present value of the remaining lease payments, discounted based on the incremental loan nominal rate. Assets associated with the right of use were measured at the amount equal to the lease liability on January 1st, 2019, with no impact on retained earnings.

The Company used the following practical expedients allowed by the standard:

(i)the use of a single discount rate for a portfolio of leases with similar characteristics;

(ii)leases whose maturity will occur within 12 months of the date of initial adoption of the standard, accounting was as short-term leases directly in the income statement;

(iii)the accounting of lease payments as expenses in the case of leases for which the underlying asset is of low value;

(iv)the use of hindsight in determining the lease term, when the agreement contains options to extend or terminate the lease; and

(v)the Company excluded initial direct costs of measuring the right to use asset at the date of initial adoption.

A contract is, or contains a lease, if the contract transfers the right to control the use of an identified asset for a period in exchange for consideration, for which it is necessary to assess whether:

(i)

the contract involves the use of an identified asset, which may be explicit or implicit, and may be physically distinct or represent substantially the entire capacity of a physically distinct asset. If the supplier has a substantial right to replace the asset, then the asset is not identified;

(ii)	the Company has the right to obtain substantially all the economic benefits from using the asset during the contract period; and
(iii)	the Company has the right to direct the use of the asset. The Company has the right to decide to change how and for what purpose the asset is used, if:
•	has the right to operate the asset, or
•	designed the asset, in a way that predetermines how and for what purpose it will be used.

At the beginning of the contract, the Company recognizes a right-of-use asset and a lease liability that represents the obligation to make payments related to the underlying asset of the lease.

The right-to-use asset is initially measured at cost and comprises the initial amount of the lease liability adjusted for any payment made on or before the contract start date, plus any direct initial costs incurred and estimated disassembly, removal costs, restoration of the asset in the place where it is located, less any incentive received.

The right-to-use asset is subsequently depreciated using the straight-line method from the start date to the end of the useful life of the right to use or the end of the lease term. Except for land agreements that are automatically extended for the same period by means of notification to the lessor, for the other agreements are not allowed automatic renewals and for an indefinite period, as well as the exercise of termination is a right of both parties.

The lease liability is initially measured at the present value of the payments not made, less the incremental loan rate.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change:

(i)	in future payments resulting from a change in index or rate;
(ii)	in the estimate of the expected amount to be paid in the guaranteed residual value; or
(iii)	in the assessment of whether the Company will exercise the purchase option, extension or termination.

When the lease liability is remeasured, the corresponding adjustment amount is recorded in the book value of the right-of-use asset or in the profit and loss statement, if the book value of the right-of-use asset has been reduced to zero.

The Company does not have lease agreements with clauses of:

(i)	variable payments that are based on the performance of the leased assets;
(ii)	guarantee of residual value;
(iii)	restrictions, such as, for example, obligation to maintain financial ratios.

Short-term or low-value contracts for the exemption of the standard refers to contracts where the individual value of the assets is lower than U.S.$5 and maturity date is before 12 months, are expensed as incurred.

Intangible assets

3.2.18.Intangible assets

These are measured at cost at the time they are initially recognized. The cost of intangible assets acquired in a business combination corresponds to the fair value at the acquisition date. After initial recognition, intangible assets are presented at cost less accumulated amortization and impairment losses, when applicable.

The useful life of intangible assets is assessed as finite or indefinite.

Intangible assets with a finite life are amortized over the economic useful life and reviewed for impairment whenever there is an indication that their carrying values may be impaired. The amortization period and method for an intangible asset with a finite useful life are reviewed at least at the end of each fiscal year. The amortization of intangible assets with a finite useful life is recognized in the statement of income as an expense related to its use and consistently with the economic useful life of the intangible asset.

Intangible assets with indefinite useful lives are not amortized, but are tested annually for impairment losses, individually or at the level of the CGU. The allocation is made to the CGU or group of CGUs that represents the lowest level within the entity, in which the goodwill is monitored for management's internal purposes, and that has benefited from the business combination. The Company records in this subgroup mainly goodwill for expected future profitability (goodwill) and easement of passage.

Such test involved the adoption of assumptions and judgments, disclosed in Note 16.

Current and deferred income tax and social contribution

3.2.19.Current and deferred income tax and social contribution

Income taxes comprise income tax and social contribution on net income, current and deferred. These taxes are recognized in the income statement, except to the extent that they are related to items recognized directly in equity. In this case, they are recognized in equity under the equity adjustment.

The current charge is calculated based on the tax laws enacted in the countries in which the Company and its subsidiaries and affiliates operate and generate taxable income. Management periodically evaluates the positions assumed in the income tax returns with respect to situations in which the applicable tax regulations give rise to interpretations and establishes provisions, when appropriate, based on the amounts that must be paid to the tax authorities.

Deferred tax and contribution liabilities are recognized on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred taxes and contributions are determined based on the rates in force on the balance sheet date and, which must be applied when they are realized or when they are settled.

Deferred tax assets and contributions are recognized to the extent that it is probable that future taxable profit will be available to be used to offset temporary differences, based on projections of future results prepared and based on internal assumptions and future economic scenarios that may, therefore, undergo changes.

The projection for realization of deferred tax assets was prepared based on Management's estimates that are based on significant judgments and assumptions relating to net average pulp and paper prices and the transfer price with the subsidiary based in Austria. However, there are other assumptions that are not under the control of the Company, such as inflation rates, exchange rates, pulp prices practiced in the international market and other economic uncertainties in Brazil, future results may differ from those considered in the preparation of the consolidated projection.

Deferred income tax and social contribution are recognized on temporary differences arising from investments in subsidiaries and associates, except when the timing of the reversal of temporary differences is controlled by the Company, and if it is probable that the temporary difference will not be reversed in a foreseeable future.

Deferred taxes and contributions, assets and liabilities, are presented at the net amount in the balance sheet when there is a legal right and the intention to offset them when calculating current taxes, generally related to the same legal entity and the same tax authority.

Trade accounts payable

3.2.20.Trade accounts payable

Corresponds to the obligations payable for goods or services acquired in the normal course of the Company´s business, recognized at fair value and,  subsequently,  measured at amortized cost using the effective interest rate method, adjusted to present value and exchange rate variation when denominated in foreign currency, when applicable.

Loans and financing

3.2.21.Loans and financing

Loans and financing are initially recognized at their fair value, net of costs incurred in the transaction and are subsequently stated at amortized cost. Any difference between the amounts raised and settled is recognized in the statement of income during the period in which the loans and financing are outstanding, using the effective tax rate method.

General or specific borrowing costs, directly attributed to the acquisition, construction or production of a qualified asset, are capitalized as a part of the cost of asset when it is probable that they will result in future economic benefits for the entity and that these costs may be measured with reliability. Other loan costs are recognized as expense in the period they are incurred.

Provision, contingent assets and liabilities

3.2.22.Provision, contingent assets and liabilities

Contingent assets are not recorded. The recognition is only performed when are guarantees or judicial decisions favorable and the amount can be measured with safety. Contingent assets, for which such conditions are not met, are only disclosed in the notes to the financial statements when material.

The provisions are provided to the extent that the Company expects that is probable that it will disburse cash and the amount can be reliably estimated. Tax, civil, environment and labor proceedings are accrued when losses are assessed as probable and the amounts involved can be reliably measured. When the expectation of loss is possible, a description of the processes and amounts involved is disclosed in the notes to the financial statements. Contingent liabilities assessed as remote losses are neither accrued nor disclosed.

A contingent liabilities of business combinations are recognized if they arise from a present obligation that arose from past events and if their fair value can be measured reliably and subsequently are measured at the higher of:

(i)the amount that would be recognized in accordance with the accounting policy for the provisions above that comply with IAS 37; or

(ii)the amount initially recognized less, where appropriate, of recognized revenue in accordance with the policy of recognizing revenue from customer contracts IFRS 15.

Asset retirement obligations

3.2.23.Asset retirement obligations

These primarily relate to future costs for the decommissioning of industrial landfill and related assets. A provision is recorded as a long-term obligation against property, plant and equipment. The provision and the corresponding property, plant and equipment are initially recorded at fair value, based on the present value of estimated cash flows for future cash payments discounted by an adjusted risk-free rate. The long-term obligation accrues interest using a long-term discount rate. The property, plant and equipment are depreciated on a straight-line basis over the useful life of the principal against to cost of sales of the income statement.

Share based payments

3.2.24.Share based payments

The Company’s executives and managers receive their compensation partially as share-based payment plans to be settled in cash and shares, and alternatively in cash.

Plan-related expenses are recognized in the income statement as a corresponding entry to financial liabilities during the vesting period when services will be rendered. The financial liability is measured by its fair value every balance sheet date and its variation is recorded in the income statement as administrative expenses.

At the option exercise date, if such options are exercised by executive in order to receive Company’s shares, financial liabilities are reclassified under stock options granted in shareholders’ equity. In case of option exercise paid in cash, the Company settles the financial liability in favor to the Company’s executives.

Employee benefits

3.2.25.Employee benefits

The Company offers benefits related to supplementary contribution plan to all employees and medical assistance and insurance life for a determined group of former employees, and for the last two benefits an actuarial appraisal is annually prepared by an independent actuary and are reviewed by Management.

Actuarial gains and losses are recognized in other reserves when incurred. The interest incurred, resulting from changes in the present value of the actuarial liability, is recorded in income statement under the financial expenses.

Other assets and liabilities current and non-current

3.2.26.Other assets and liabilities current and non-current

Assets are recognized only when it is probable that the economic benefit associated with the transaction will flow to the entity and its cost or value can be measured reliably.

A liability is recognized when the Company has a legal or constructive obligation arising from a past event, and it is probable that an economic resource will be required to settle this liability.

Government grants and assistance

3.2.27.Government grants and assistance

Government grants and assistance are recognized at fair value when it is reasonably certain that the conditions established by the granting Governmental Authority were observed and that these subsidies will be obtained. These are recorded as revenue or expense deduction in the income statement for the period of enjoyment of benefit and subsequently are allocated to the tax incentives reserve under shareholders’ equity.

Dividend and interest on own capital

3.2.28.Dividend and interest on own capital

The distribution of dividends or interest on shareholders' equity is recognized as a liability, calculated based on Corporate Law, the bylaws and the Company's Dividend Policy, which establishes that the minimum annual dividend is the lowest amount between (i) 25% of adjusted net income or (ii) the consolidated operating cash flow for the year and, provided they are declared before the end of the year. Any portion in excess of the minimum mandatory dividends, if declared after the balance sheet date, must be recorded under the additional dividends proposed in shareholders' equity, until approved by the shareholders at the General Assembly. After approval, reclassification to current liabilities is made.

The tax benefit of interest on equity is recognized in the income statement.

Share capital

3.2.29.Share capital

Common shares are classified under shareholders’ equity. Incremental costs directly attributable to a public offer are stated under shareholders’ equity as a deduction from the amount raised, net of taxes.

In 2019, the Company reclassified the share issuance costs from capital reserve to share capital.

Revenue recognition

3.2.30.Revenue recognition

Revenue from contracts with customers are recognized as at which the products to customers transfer of control, represented by the ability to determine the use of products and obtain substantially all the remaining benefits from the products.

The Company follows the five-step model: (i) identification of contracts with customers; (ii) identification of performance obligations under contracts; (iii) determining the transaction price; (iv) allocation of the transaction price to the performance obligation provided for in the contracts and (v) recognition of revenue when the performance obligation is met.

For operating segment Pulp, revenue recognition is based on the parameters provided by (i) International Commercial Terms (“Incoterms”), when destined for the foreign market and (ii) lead time, when destined for the internal market.

For operating segment Paper and Consumer Goods, revenue recognition is based on the parameters provided by (i) the corresponding International Commercial Terms (“Incoterms”) and (ii) lead time and are products destined for external and internal market.

Are measured at the fair value of the consideration received or receivable, net of taxes, returns, rebates and discounts and recognized in accordance with the accrual basis of accounting, when the amount is reliably measured.

Accumulated experience is used to estimate and provide for the rebates and discounts, using the expected value method, and revenue is only recognized to the extent that it is highly probable that a significant reversal will not occur. A refund liability (included in trade accounts receivable) is recognized for expected rebates and discounts payable to customers in relation to sales made until the end of the reporting period. No significant element of financing is deemed present as the sales are made with a short credit term.

Financial income and expenses

3.2.31.Financial income and expenses

Include interest income on financial assets, at the effective interest rate that includes the amortization of funding raising costs, gains and losses on derivative financial instruments, interest on loans and financing, exchange variations on loans and financing and other assets and financial liabilities and monetary variations on other assets and liabilities. Interest income and expenses are recognized in the income statement using the effective interest method.

Earnings (losses) per share

3.2.32.Earnings (losses) per share

Basic earnings (losses) per share are calculated by dividing the net profit (loss) attributable to the holders of ordinary shares of the Company by (losses) the weighted average number of ordinary shares during the year.

Diluted earnings per share are calculated by dividing the net profit (loss) attributable to the holders of ordinary shares of the Company by the weighted average number of ordinary shares, during the year, plus the weighted average number of ordinary shares that would be issued when converting all dilutive potential ordinary shares into ordinary shares.

Employee and management profit sharing

3.2.33.Employee and management profit sharing

Employees are entitled to profit sharing based on certain goals agreed annually. For the Administrators, the statutory provisions proposed by the Board of Directors and approved by the shareholders are used as a basis. Provisions for participation are recognized in the administrative expense, during the period in which the targets are attained.

Accounting judgments, estimates and assumptions

3.2.34.Accounting judgments, estimates and assumptions

As disclosed in note 2, Management used judgments, estimates and accounting assumptions regarding the future, whose uncertainty may lead to results that require a significant adjustment to the book value of certain assets, liabilities, income and expenses in future years, are presented below:

•	control, significant influence and consolidation (Note 1.1);
•	share-based payment transactions (Note 22);
•	transfer to control for revenue recognition (Note 28);
•	fair value of financial instruments (Note 4);
•	annual analysis of the impairment of non-financial assets (Notes 15 and 16);
•	expected credit losses (Note 7);
•	net realizable value provision for inventories (Note 8);
•	annual analyses of recoverability of taxes (Notes 9 e 12);
•	fair value of biological assets (Note 13);
•	useful life of property, plant and equipment and intangible assets with defined useful life (Notes 15 and 16);
•	annual analysis recoverable amount of goodwill (Note 16);
•	provision for legal liabilities (Note 20);
•	pension and post-employment plans (Note 21);

The Company reviews the estimates and underlying assumptions used in its accounting estimates on annual basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised.

New standards, revisions and interpretations not yet in force

3.3.New standards, revisions and interpretations not yet in force

The new and changed standards and interpretations issued, but not yet in force until the issuance of the Company’s consolidated financial statements, are described below. The Company intends to adopt these new standards, changes and interpretations, if applicable, when it come into force and does not expect to have a material impact on the financial statements.

Interest Rate Reform - IAS 39 / IFRS 7 and IFRS 9 - Phase 2 (Applicable on / or after January 1, 2021, early adoption permitted)

3.3.1.Interest Rate Reform – IAS 39 / IFRS 7 and IFRS 9 - Phase 2 (Applicable on / or after January 1, 2021, early adoption permitted)

In continuity with that disclosed in note 3.1.6 about phase 2, it is summarized as follows:

(i)

changes in contractual cash flows: Practical expedient that allows to replace, as a consequence of the reform, the effective interest rate of a financial asset or financial liability with a new economically equivalent rate, without derecognition of the contract;

(ii)	hedge accounting requirements: End of exemptions for evaluating the effectiveness of hedge accounting relationships (Phase 1); and
(iii)	disclosure: Requirements about the disclosure of risks to which the entity is exposed by the reform, risk management and evolution of the IBORs transition.

The Company assessed the phase 2 amendments and does not expect to have significant impacts on its debts and derivatives linked to LIBOR (note 4.4.2).

IAS 37 - Onerous contracts: Cost to fulfill an onerous contract (Applicable for annual periods on/or after January 1, 2022, early adoption permitted)

3.3.2.IAS 37 - Onerous contracts: Cost to fulfill an onerous contract (Applicable for annual periods on/or after January 1, 2022, early adoption permitted)

The amendments to IAS 37 Provisions, Contingent Liabilities and Contingent Assets clarify what “costs to fulfill a contract” represent when a onerous contract is assessed. Some entities that apply the “incremental cost” approach may have the value of their provisions increased, or new provisions recognized for onerous contracts as a result of the new definition.

The need for clarification was caused by the introduction of IFRS 15, which replaced the existing requirements related to revenue, including guidelines contained in IAS 11, which dealt with construction contracts. While  IAS 11 specified which costs were included as costs to fulfill a contract, IAS 37 did not do, generating a diversity of practice. The amendment aims to clarify which costs should be included in the assessment.

Property, plant and equipment - IAS 16 - Revenue earned before an asset is ready for its intended use (Applicable for annual periods beginning on/or after January 1, 2022, early adoption permitted)

3.3.3.Property, plant and equipment - IAS 16 – Revenue earned before an asset is ready for its intended use (Applicable for annual periods beginning on/or after January 1, 2022, early adoption permitted)

In the process of building an item of property, plant and equipment for its intended use, an entity may in the same time produce and sell products generated in the process of construction of the item of property, plant and equipment. Before the change proposed by the IASB, in practice, several ways of accounting for such revenues were found. The IASB has amended the standard to provide guidance on accounting for such revenues and related production costs.

With the new proposal, the sale revenue is no longer deducted from the cost of property, plant and equipment, but is recognized in the income statement together with the production costs of these items. IAS 2 Inventories must be applied in the identification and measurement of production costs.

Business Combination IFRS 3 - Reference to the conceptual framework

3.3.4.Business Combination IFRS 3 - Reference to the conceptual framework

The amendments update IFRS 3 so that it refers to the 2018 Conceptual Framework instead of the 1989 Structure. It also include in IFRS 3 the requirement that, for obligations within the scope of IAS 37, the buyer applies IAS 37 to determine whether there is a present obligation on the acquisition date due to past events. For a tax within the scope of IFRIC 21 - Levies, the buyer applies IFRIC 21 to determine whether the event that resulted in the obligation to pay the tax occurred up to the date of acquisition.

The amendments add an explicit statement that the buyer does not recognize contingent assets acquired in a business combination.

The changes are applicable to business combinations whose acquisition date occurs on or after the beginning of the first reporting period beginning on/or after January 1, 2022. Early adoption is permitted if the entity also adopts all other updated references (published together with the updated Conceptual Framework) on the same date or earlier.

Presentation of the financial statements - IAS 1 - Classification of liabilities as current and non-current (Applicable for annual periods beginning on/or after January 1, 2023, early adoption permitted)

3.3.5.Presentation of the financial statements – IAS 1 – Classification of liabilities as current and non-current (Applicable for annual periods beginning on/or after January 1, 2023, early adoption permitted)

The amendments to IAS 1 affect only the presentation of liabilities as current or non-current in the balance sheet and not the amount or the time of recognition of any asset, liability, income or expense, or the information disclosed about these items.

The amendments clarify that the classification of liabilities as current or non-current is based on the rights existing at the balance sheet date, specify that the classification is not affected by expectations about whether an entity will exercise its right to postpone the settlement of the liability, explain that the rights exist if restrictive clauses are complied with at the balance sheet date, and introduce the definition of 'settlement' to clarify that refers to the transfer to a counterparty; a cash value, equity instruments, other assets or services.